Defined benefit obligations	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligations
17. Defined benefit obligations
The following table provides information on the amounts recognized in the balance sheet:

TCHF	December 31, 2023	December 31, 2022
Present value of pension benefit obligation	4,517	4,044
Fair value of pension plan assets	(3,532)	(3,494)

Net pension defined benefit obligation	985	550
Present value of other benefit obligations	604	1,222

Total defined benefit obligations	1,589	1,772

17.1 Defined benefit plan
Swiss pension plans shall be administered by a separate pension fund legally distinct from the Company. The law prescribes certain minimum benefits. The pension plans of the employees of the parent entity and its Swiss subsidiaries are carried out by collective funds with Swiss Life Collective Foundation and Caisse Inter-Entreprises de Prévoyance Professionnelle. Under these pension plans, the employees are entitled to retirement benefits and insurance for death and disability risks.
In accordance with IAS 19, the above-mentioned pension plans are classified as defined benefit plans. The pension plans are described in detail in the corresponding statutes and regulations. The contributions of employers and employees, in general, are defined in percentages of the insured salary. The retirement pension is calculated based on the old-age
credit balance on retirement multiplied by a fixed conversion rate. Beneficiaries may also withdraw their capital at once. The death and disability pensions are defined as percentage of the insured salary. The pension assets are managed by the pension funds.
The pension funds can change their financing system (contributions and future payments) at any time. Also, when there is a deficit that cannot be eliminated through other measures, the pension funds can oblige the Company to pay a restructuring contribution. As of December 31, 2023, such a deficit currently could not occur as the plans were fully reinsured. However, the pension funds could cancel the contracts and the entities of the Group would have to join another pension fund.
In the current and comparative periods no material plan amendments, curtailments or settlements occurred.
The fully reinsured pension funds have concluded insurance contracts to cover biometric and investment risks. The board of each pension fund is responsible for the investment of assets and the investment strategies are defined for the benefits to be paid out when due.
The actuarial valuation of plan assets and the present value of the defined benefit obligation were carried out on December 31, 2023. The present value of the defined benefit obligation, the related current service cost, and the past service cost were measured with the projected unit credit method.
The amounts recognized in profit or loss for these defined benefit plans were as follows:

TCHF	2023	2022
Net service cost	212	207
Net interest expense	7	4
Administration cost excl. cost for managing plan assets	31	23

Expense recognized in profit or loss	250	234

The amounts recognized in other comprehensive income for these defined benefit plans were as follows:

TCHF	2023	2022
Remeasurement (gain)/loss on defined benefit obligation
due to changes in demographic assumptions	(11)	—
due to changes in financial assumptions	426	(1,150)
due to changes in experience adjustments	(31)	156
Return on plan assets excl. interest income	100	52

Expense/(Income) recognized in other comprehensive income	484	(942)

The movements in the present value of the defined benefit obligation were as follows:

TCHF	2023	2022
Opening defined benefit obligation	4,044	4,496
Net service cost	212	207
Interest expense on defined benefit obligation	85	13
Contributions from plan participants	129	129
Benefits (paid)/deposited	(337)	193
Remeasurement (gain)/loss due to changes in demographic assumptions	(11)	—
Remeasurement (gain)/loss due to changes in financial assumptions	426	(1,150)
Remeasurement (gain)/loss due to changes in experience adjustments	(31)	156

Closing defined benefit obligation	4,517	4,044

Movements in the present value of the plan assets in the current period were as follows:

TCHF	2023	2022
Opening fair value of plan assets	3,494	2,946
Interest income on plan assets	78	9
Return on plan assets excluding interest income	(100)	(52)
Contributions from the employer	299	292
Contributions from plan participants	129	129
Benefits (paid)/deposited	(337)	193
Administration cost	(31)	(23)

Closing fair value of plan assets	3,532	3,494

The respective insurance companies provide reinsurance of these assets and bear all market risk on these assets.
The actual return on plan assets was TCHF (22) (2022: TCHF (43)).
Principal assumptions used for the purposes of the actuarial valuations were as follows:

TCHF	2023	2022
Discount rate	1.40%	2.15%
Expected rate of salary increase	1.90%	1.50%
Sensitivity analyses based on reasonably possible changes in key assumptions indicated that:

•	a 25 basis points increase (decrease) in the discount rate, holding all other assumptions constant, would result in a 3.7% decrease (3.9% increase) in the defined benefit obligation; and

•	if the expected salary growth rate increases (decreases) by 0.25%, with other assumptions remaining constant, the defined benefit obligation would increase by 0.6% (decrease by 0.6%).
The average duration of the defined benefit obligation at the end of the reporting period was 15.2 years (2022: 14.4 years).
Total pension contributions by the Group to its pension plans for the 2024 financial year are expected to amount to TCHF 289.
17.2 Other employee benefits
The obligations for other employee benefits mainly consist of end of service indemnities, which do not have the character of pensions, and are classified as a defined benefit plan in accordance with IAS 19.